Summary of Significant Accounting Policies (Details Narrative)	6 Months Ended
Jun. 30, 2020
Percentage of discount	10.00%
Technical Assistance Contract [Member]
Percentage of cap on sale proceeds	65.00%
Percentage of additional profit sharing on remaining sale proceeds	26.7857%
Percentage of remaining sale proceeds	35.00%
Joint Operation Partnership [Member]
Percentage of cap on sale proceeds	80.00%
Percentage of additional profit sharing on remaining sale proceeds	23.5294%
Percentage of remaining sale proceeds	20.00%